SEGMENTED INFORMATION - Statement of Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues	$ 958.8	$ 875.5
Cost of sales	570.4	549.1
Depreciation expense	240.5	264.2
General and administrative	52.0	38.8
Exploration	28.4	35.1
Impairment	17.1	15.0
Other	9.1	77.9
Earnings (loss) from operations	41.3	(104.6)
Net capital expenditures	744.6	527.1
Discontinued operations
Disclosure of operating segments [line items]
Revenues	405.2	276.2
Cost of sales	286.8	260.1
Depreciation expense	43.9	75.6
General and administrative	3.5	3.2
Exploration	1.2	3.0
Impairment	110.1	190.1
Other	2.5	14.1
Earnings (loss) from operations	(42.8)	(269.9)
Net capital expenditures	130.8	98.6
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Revenues	1,364.0	1,151.7
Cost of sales	857.2	809.2
Depreciation expense	284.4	339.8
General and administrative	55.5	42.0
Exploration	29.6	38.1
Impairment	127.2	205.1
Other	11.6	92.0
Earnings (loss) from operations	(1.5)	(374.5)
Net capital expenditures	875.4	625.7
Gold mines
Disclosure of operating segments [line items]
Revenues	1,003.9	875.5
Cost of sales	570.4	549.1
Depreciation expense	240.1	262.9
General and administrative	0.0	0.0
Exploration	0.2	1.2
Impairment	11.5	0.0
Other	3.6	72.8
Earnings (loss) from operations	178.1	(10.5)
Net capital expenditures	197.7	149.9
Gold mines | Burkina Faso
Disclosure of operating segments [line items]
Revenues	883.3	813.9
Cost of sales	431.2	472.1
Depreciation expense	220.2	251.6
General and administrative	0.0	0.0
Exploration	0.2	1.2
Impairment	11.5	0.0
Other	0.7	5.6
Earnings (loss) from operations	219.5	83.4
Net capital expenditures	162.6	135.6
Gold mines | Canada
Disclosure of operating segments [line items]
Revenues	120.6	61.6
Cost of sales	139.2	77.0
Depreciation expense	19.9	11.3
General and administrative	0.0	0.0
Exploration	0.0	0.0
Impairment	0.0	0.0
Other	2.9	67.2
Earnings (loss) from operations	(41.4)	(93.9)
Net capital expenditures	35.1	14.3
Côté Gold Project
Disclosure of operating segments [line items]
Revenues	0.0	0.0
Cost of sales	0.0	0.0
Depreciation expense	0.0	0.0
General and administrative	1.3	0.9
Exploration	3.0	2.9
Impairment	0.0	0.0
Other	0.0	0.0
Earnings (loss) from operations	(4.3)	(3.8)
Net capital expenditures	531.7	343.0
Exploration and evaluation and development
Disclosure of operating segments [line items]
Revenues	0.0	0.0
Cost of sales	0.0	0.0
Depreciation expense	0.0	0.0
General and administrative	0.2	0.3
Exploration	25.2	31.0
Impairment	0.0	0.0
Other	3.3	0.4
Earnings (loss) from operations	(28.7)	(31.7)
Net capital expenditures	13.9	33.6
Corporate
Disclosure of operating segments [line items]
Revenues	(45.1)	0.0
Cost of sales	0.0	0.0
Depreciation expense	0.4	1.3
General and administrative	50.5	37.6
Exploration	0.0	0.0
Impairment	5.6	15.0
Other	2.2	4.7
Earnings (loss) from operations	(103.8)	(58.6)
Net capital expenditures	$ 1.3	$ 0.6